Share Capital and Warrants - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions		1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Jun. 14, 2023	Oct. 30, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Nov. 01, 2023	Dec. 31, 2021
Disclosure of classes of share capital [Line Items]
Maximum percentage of preferred stock upon issuance or outstanding of common stock							20.00%
NCIB, shares redeemed, amount			$ 361.0			$ 659.0	$ 711.0	$ 2,143.0
Payment for Purchase of Warrants			$ 600.0			$ 0.0	$ 600.0	$ 0.0
Common shares
Disclosure of classes of share capital [Line Items]
Purchase of Common Shares Under NCIB (in shares)							29,388,000		112,489,000
Shares outstanding (in shares)			1,885,559,000				1,885,559,000		1,909,190,000		2,001,211,000
Issued capital			$ 16,146.0				$ 16,146.0		$ 16,320.0		$ 17,016.0
Common shares | Renewed NCIB
Disclosure of classes of share capital [Line Items]
Purchase of Common Shares Under NCIB (in shares)							29,400,000
NCIB, shares repurchased, price per share (in CAD per share)							$ 24.19
NCIB, shares redeemed, amount							$ 711.0
NCIB, reduction to contributed surplus							$ 460.0
Common shares | Potential ordinary share transactions | Renewed NCIB
Disclosure of classes of share capital [Line Items]
NCIB, shares authorized for repurchase (in shares)		92,500,000								133,000,000
Purchase of Common Shares Under NCIB (in shares)		3,300,000
NCIB, shares redeemed, amount		$ 89.0
Stock Option Plan
Disclosure of classes of share capital [Line Items]
Shares available for future issuance (in shares)			45,200,000				45,200,000		43,100,000
Preference shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)			36,000,000				36,000,000
Issued capital			$ 519.0				$ 519.0
Expected dividend			6.29%	6.29%	5.86%
Common Share Warrants
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)			7,921,000				7,921,000		55,720,000		65,119,000
Issued capital			$ 26.0				$ 26.0		$ 184.0		$ 215.0
Exercise price of warrants issued (in CAD per share)	$ 6.54						$ 6.54
Purchased and cancelled (in shares)	45,500,000						45,485,000		0
Purchased and Cancelled	$ 711.0						$ 151.0		$ 0.0
Warrants purchase price (in CAD per share)	$ 22.18
Decrease through repurchase and cancellation of warrants, equity	$ 560.0
Decrease through repurchase and cancellation of warrants, transaction costs, equity	$ 2.0
Payment for Purchase of Warrants			$ 600.0